Note 11 - Securitization Liabilities (Details Textual) - CAD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Apr. 30, 2020	Oct. 31, 2021	Oct. 31, 2020	Dec. 31, 2020
Statement Line Items [Line Items]
Payments for redemption of securitization liability		$ 8,631	$ 24,530
Securitization liabilities [member]
Statement Line Items [Line Items]
Payments for redemption of securitization liability	$ 24,500
Borrowings, interest rate				3.55%